                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON
AUGUST 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON AUGUST 14, 2002.

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [X]; Amendment Number: 1
     This Amendment (Check only one):      [ ]   is a restatement.
                                           [X]   adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:             Attractor Investment Management Inc.
Address:          1440 Chapin Avenue, Suite 201
                  Burlingame, CA 94010

Form 13F File Number:      28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:


Name:             Harvey Allison
Title:            President
Phone:            (650) 685-8541

Signature, Place, and Date of Signing:

/s/ HARVEY ALLISON             Burlingame, California          August 14, 2002


Report Type (Check only one):

[x] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0

Form 13F Information Table Entry Total:                           15

Form 13F Information Table Value Total:                     $151288
                                                         (thousands)

List of Other Included Managers:                              None



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

                           FORM 13F INFORMATION TABLE

NAME
OF                     TITLE OF                       VALUE     SHRS OR      SH/        PUT/     INVESTMENT    OTHER
ISSUER                  CLASS          CUSIP         X($1000)   PRN AMT      PRN        CALL     DISCRETION   MANAGERS     SOLE
------                 --------   ----------------   --------   --------   --------   --------   ----------   --------   --------
AOL Time Warner         COM             00184A105      16149    304700     SH                       SOLE        N/A       304700
Ariba, Inc.             COM             04033V104       2475    450000     SH                       SOLE        N/A       450000
CNET, Inc.              COM             12613R104       8242    634000     SH                       SOLE        N/A       634000
Critical Path, Inc.     COM             22674V100       1278    1253261    SH                       SOLE        N/A      1253261
Doubleclick Inc.        COM             258609304      12452    892000     SH                       SOLE        N/A       892000
E*Trade Group, Inc.     COM             269246104       4875    755800     SH                       SOLE        N/A       755800
eBay, Inc.              COM             278642103      20547    300000     SH                       SOLE        N/A       300000
Homestore.com, Inc.     COM             437852106      17742    507500     SH                       SOLE        N/A       507500
Microsoft Corporation   COM             594918104      16571    227000     SH                       SOLE        N/A       227000
Nextcard, Inc.          COM             65332K107       6291    569304     SH                       SOLE        N/A       569304
Oracle Corporation      COM             68389X105       7102    373800     SH                       SOLE        N/A       373800
Simplex Solutions
  Inc.                  COM            8288855999       3951    160592     SH                       SOLE        N/A       160592
Transmeta Corporation   COM             89376R109       5575    999134     SH                       SOLE        N/A       999134
Verisign, Inc.          COM             92343E102      20277    337900     SH                       SOLE        N/A       337900
Vignette Corporation    COM             926734104       7761    875000     SH                       SOLE        N/A       875000

NAME
OF
ISSUER                  SHARED      NONE
------                 --------   --------
AOL Time Warner
Ariba, Inc.
CNET, Inc.
Critical Path, Inc.
Doubleclick Inc.
E*Trade Group, Inc.
eBay, Inc.
Homestore.com, Inc.
Microsoft Corporation
Nextcard, Inc.
Oracle Corporation
Simplex Solutions
  Inc.
Transmeta Corporation
Verisign, Inc.
Vignette Corporation

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